                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21861
                                  ----------------------------------------------

                      AMERICAN CENTURY GROWTH FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                                  64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 816-531-5575
                                                   -----------------------------

Date of fiscal year end:  07-31
                        --------------------------------------------------------

Date of reporting period:  04-30-2007
                         -------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY LARGE CAP FUND
APRIL 30, 2007

[american century investments logo and text logo]

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.9%
AEROSPACE & DEFENSE - 2.0%
             2,671  Honeywell International Inc.                   $     144,715
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 1.8%
             2,835  TNT N.V. ADR                                         127,972
                                                                 ---------------
BEVERAGES - 2.0%
             2,756  Coca-Cola Company (The)                              143,836
                                                                 ---------------
CAPITAL MARKETS - 5.9%
             1,774  Credit Suisse Group ADR(1)                           139,259
             1,007  Deutsche Bank AG(1)                                  154,625
               625  Goldman Sachs Group, Inc. (The)                      136,631
                                                                 ---------------
                                                                         430,515
                                                                 ---------------
CHEMICALS - 4.1%
             1,841  Air Products & Chemicals, Inc.                       140,837
             2,296  Bayer AG ADR                                         157,000
                                                                 ---------------
                                                                         297,837
                                                                 ---------------
COMMERCIAL BANKS - 2.0%
             3,763  Banco ITAU Holding Financeira
                    SA ADR                                               145,177
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 1.9%
             5,927  Corning Inc.(1)                                      140,588
                                                                 ---------------
COMPUTERS & PERIPHERALS - 2.0%
             9,745  EMC Corp.(1)                                         147,929
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 3.8%
             2,715  JPMorgan Chase & Co.                                 141,451
             2,043  McGraw-Hill Companies, Inc.
                    (The)                                                133,878
                                                                 ---------------
                                                                         275,329
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 7.8%
             4,062  AT&T Inc.                                            157,281
             3,112  PT Telekomunikasi Indonesia
                    Tbk ADR                                              142,934
            14,560  Qwest Communications
                    International Inc.(1)                                129,293
             2,019  Telefonica SA ADR                                    136,585
                                                                 ---------------
                                                                         566,093
                                                                 ---------------

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.0%
             2,129  FirstEnergy Corp.                                    145,709
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 7.7%
             1,019  Alcon, Inc.                                          137,494
             1,712  Becton Dickinson & Co.                               134,717
             3,327  St. Jude Medical, Inc.(1)                            142,362
             1,658  Zimmer Holdings Inc.(1)                              150,016
                                                                 ---------------
                                                                         564,589
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 5.6%
             1,001  CIGNA Corp.                                          155,746
             2,955  Fresenius Medical Care AG ADR                        148,016
             1,642  Humana Inc.(1)                                       103,840
                                                                 ---------------
                                                                         407,602
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.0%
             3,067  McDonald's Corporation                               148,075
                                                                 ---------------
HOUSEHOLD DURABLES - 1.9%
             2,332  Garmin Ltd.                                          135,699
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 2.1%
             1,253  Siemens AG ADR                                       151,575
                                                                 ---------------
INSURANCE - 5.8%
             6,832  Aegon N.V. New York Shares                           141,286
             1,900  Lincoln National Corp.                               135,185
             2,178  MetLife, Inc.                                        143,094
                                                                 ---------------
                                                                         419,565
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 2.0%
             2,746  Thermo Fisher Scientific Inc.(1)                     142,957
                                                                 ---------------
MACHINERY - 2.5%
             2,122  Paccar Inc.                                          178,206
                                                                 ---------------
METALS & MINING - 7.9%
             3,284  Arcelor Mittal New York Shares                       175,431
             5,086  Cia Vale do Rio Doce ADR                             206,543
             2,441  Southern Copper Corp.                                196,012
                                                                 ---------------
                                                                         577,986
                                                                 ---------------

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
MULTILINE RETAIL - 1.9%
             1,817  Kohl's Corp.(1)                                      134,531
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 4.0%
             1,397  Marathon Oil Corp.                                   141,865
             2,103  Valero Energy Corp.                                  147,694
                                                                 ---------------
                                                                         289,559
                                                                 ---------------
PHARMACEUTICALS - 8.3%
             2,456  Forest Laboratories, Inc.(1)                         130,684
             1,653  Novo-Nordisk AS ADR                                  162,672
             5,457  Schering-Plough Corp.                                173,150
             2,052  Shire plc ADR                                        143,414
                                                                 ---------------
                                                                         609,920
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 3.7%
             7,064  Applied Materials, Inc.                              135,770
             2,397  KLA-Tencor Corp.                                     133,153
                                                                 ---------------
                                                                         268,923
                                                                 ---------------
SOFTWARE - 2.0%
             7,556  Oracle Corp.(1)                                      142,053
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 5.2%
             2,851  America Movil, SAB de CV ADR                         149,763
             2,325  Vimpel-Communications ADR(1)                         224,967
                                                                 ---------------
                                                                         374,730
                                                                 ---------------
TOTAL COMMON STOCKS                                                    7,111,670
(Cost $6,249,803)                                                ---------------

TEMPORARY CASH INVESTMENTS - 1.4%
          $100,000  FHLB Discount Notes,
                    5.06%, 5/1/07(2)                                     100,000
(Cost $99,986)
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 99.3%                                    7,211,670
(Cost $6,349,789)
                                                                 ---------------

OTHER ASSETS AND LIABILITIES - 0.7%                                       52,508
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $   7,264,178
                                                                 ===============

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

LEGACY LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 6,349,789
                                                                 ===============
Gross tax appreciation of investments                               $   887,353
Gross tax depreciation of investments                                   (25,472)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                  $   861,881
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY FOCUSED LARGE CAP FUND
APRIL 30, 2007

[american century investments logo and text logo]

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.3%
BIOTECHNOLOGY - 3.3%
             6,564  Gilead Sciences, Inc.(1)                        $    536,410
                                                                 ---------------
CAPITAL MARKETS - 6.4%
             2,417  Goldman Sachs Group, Inc. (The)                      528,380
             6,297  Morgan Stanley                                       529,011
                                                                 ---------------
                                                                       1,057,391
                                                                 ---------------
CHEMICALS - 3.5%
             4,870  BASF AG ADR                                          578,605
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 3.7%
            15,767  AT&T Inc.                                            610,498
                                                                 ---------------
ELECTRIC UTILITIES - 3.6%
             9,185  FPL Group, Inc.                                      591,238
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 3.4%
             6,651  National Oilwell Varco, Inc.(1)                      564,337
                                                                 ---------------
FOOD & STAPLES RETAILING - 3.3%
            15,057  CVS/Caremark Corp.                                   545,666
                                                                 ---------------
FOOD PRODUCTS - 3.4%
            14,347  Archer-Daniels-Midland Co.                           555,229
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.4%
             9,979  Baxter International Inc.                            565,111
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.3%
             5,767  Express Scripts, Inc.(1)                             551,037
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 2.9%
            10,588  Marriott International, Inc. Cl A                    478,683
                                                                 ---------------
HOUSEHOLD DURABLES - 3.3%
             9,400  Garmin Ltd.                                          546,986
                                                                 ---------------
INSURANCE - 3.2%
             7,420  Lincoln National Corp.                               527,933
                                                                 ---------------

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
MACHINERY - 11.8%
             4,503  Deere & Co.                                          492,628
             8,014  Paccar Inc.                                          673,017
             7,868  Volvo AB ADR                                         765,320
                                                                 ---------------
                                                                       1,930,965
                                                                 ---------------
METALS & MINING - 8.5%
            16,035  Cia Vale do Rio Doce ADR                             651,181
             9,137  Southern Copper Corp.                                733,701
                                                                 ---------------
                                                                       1,384,882
                                                                 ---------------
MULTILINE RETAIL - 6.3%
             6,790  Kohl's Corp.(1)                                      502,732
             9,690  Nordstrom, Inc.                                      532,174
                                                                 ---------------
                                                                       1,034,906
                                                                 ---------------
OIL, GAS & CONSUMABLE FUELS - 6.7%
             5,179  Marathon Oil Corp.                                   525,927
             8,227  Valero Energy Corp.                                  577,783
                                                                 ---------------
                                                                       1,103,710
                                                                 ---------------
PHARMACEUTICALS - 3.3%
             7,728  Shire plc ADR                                        540,110
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 2.5%
             6,427  ProLogis                                             416,470
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 6.1%
             9,627  KLA-Tencor Corp.                                     534,780
             8,692  MEMC Electronic
                    Materials Inc.(1)                                    477,017
                                                                 ---------------
                                                                       1,011,797
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 6.4%
             9,056  Mobile TeleSystems ADR                               498,986
             5,777  Vimpel-Communications ADR(1)                         558,982
                                                                 ---------------
                                                                       1,057,968
                                                                 ---------------
TOTAL COMMON STOCKS                                                   16,189,932
(Cost $14,391,539)                                               ---------------

TEMPORARY CASH INVESTMENTS - 1.2%
          $200,000  FHLB Discount Notes,
                    5.06%, 5/1/07(2)                                     200,000
(Cost $199,972)                                                  ---------------

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES - 99.5%                                   16,389,932
(Cost $14,591,511)                                               ---------------

OTHER ASSETS AND LIABILITIES - 0.5%                                       75,466
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                           $ 16,465,398
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) The rate indicated is the yield to maturity at purchase.

LEGACY FOCUSED LARGE CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 14,591,511
                                                                 ===============
Gross tax appreciation of investments                              $  1,953,239
Gross tax depreciation of investments                                  (154,818)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $  1,798,421
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LEGACY MULTI CAP FUND
APRIL 30, 2007

[american century investments logo and text logo]

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.0%
AEROSPACE & DEFENSE - 2.9%
             9,976  EDO Corp.                                      $     274,340
             6,357  Esterline Technologies Corp.(1)                      265,278
             3,113  Precision Castparts Corp.                            324,094
                                                                 ---------------
                                                                         863,712
                                                                 ---------------
AIR FREIGHT & LOGISTICS - 0.9%
             6,296  TNT N.V. ADR                                         284,201
                                                                 ---------------
AUTO COMPONENTS - 1.0%
            15,151  Cooper Tire & Rubber Co.                             292,869
                                                                 ---------------
BEVERAGES - 1.0%
            12,696  Jones Soda Co.(1)                                    312,195
                                                                 ---------------
BIOTECHNOLOGY - 1.8%
             3,461  Gilead Sciences, Inc.(1)                             282,833
            12,476  GTx, Inc.(1)                                         243,407
                                                                 ---------------
                                                                         526,240
                                                                 ---------------
CAPITAL MARKETS - 1.0%
             1,894  Deutsche Bank AG(1)                                  290,824
                                                                 ---------------
CHEMICALS - 0.9%
             3,668  Air Products & Chemicals, Inc.                       280,602
                                                                 ---------------
COMMERCIAL BANKS - 1.9%
             7,142  Banco ITAU Holding Financeira
                    SA ADR                                               275,538
             7,426  East West Bancorp, Inc.                              296,001
                                                                 ---------------
                                                                         571,539
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.9%
            20,124  CECO Environmental Corp.(1)                          282,742
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 3.7%
             9,088  Ciena Corp.(1)                                       265,006
             7,084  Comtech Telecommunications
                    Corp.(1)                                             268,129
             2,014  Research In Motion Ltd.(1)                           265,002
            16,862  Sierra Wireless(1)                                   304,697
                                                                 ---------------
                                                                       1,102,834
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS - 1.0%
            16,893  Novatel Wireless, Inc.(1)                            307,284
                                                                 ---------------
CONSTRUCTION & ENGINEERING - 1.0%
             4,275  Foster Wheeler Ltd.(1)                               294,248
                                                                 ---------------
CONSUMER FINANCE - 1.6%
             8,415  Dollar Financial Corp.(1)                            245,213
             9,945  First Cash Financial
                    Services, Inc.(1)                                    228,536
                                                                 ---------------
                                                                         473,749
                                                                 ---------------
DIVERSIFIED FINANCIAL SERVICES - 1.9%
               480  Chicago Mercantile Exchange
                    Holdings Inc.                                        248,040
             2,423  IntercontinentalExchange Inc.(1)                     307,721
                                                                 ---------------
                                                                         555,761
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 2.9%
             7,409  AT&T Inc.                                            286,876
             5,298  Brasil Telecom Participacoes
                    SA ADR                                               280,953
            12,180  Cogent Communications
                    Group, Inc.(1)                                       310,103
                                                                 ---------------
                                                                         877,932
                                                                 ---------------
ELECTRONIC EQUIPMENT &
INSTRUMENTS - 2.8%
            18,851  Acacia Research -
                    Acacia Technologies(1)                               281,257
            12,706  ADDvantage Technologies
                    Group, Inc.(1)                                        53,365
             7,733  Agilent Technologies, Inc.(1)                        265,783
            83,666  VendingData Corp.(1)                                 250,998
                                                                 ---------------
                                                                         851,403
                                                                 ---------------
ENERGY EQUIPMENT & SERVICES - 2.9%
             6,039  Dawson Geophysical Co.(1)                            310,405
            11,286  Matrix Service Co.(1)                                275,378
             3,251  Transocean Inc.(1)                                   280,236
                                                                 ---------------
                                                                         866,019
                                                                 ---------------
FOOD & STAPLES RETAILING - 2.0%
             9,630  Kroger Co. (The)                                     284,181
             6,547  SUPERVALU INC.                                       300,508
                                                                 ---------------
                                                                         584,689
                                                                 ---------------
FOOD PRODUCTS - 0.9%
             3,520  Wimm-Bill-Dann Foods OJSC ADR                        283,712
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES - 3.7%
             3,564  Becton Dickinson & Co.                               280,451
             6,827  Hospira Inc.(1)                                      276,835
            11,874  Medical Action Industries Inc.(1)                    270,490
             3,113  Zimmer Holdings Inc.(1)                              281,664
                                                                 ---------------
                                                                       1,109,440
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 3.8%
             5,757  Fresenius Medical Care AG ADR                        288,368
             5,032  Health Net Inc.(1)                                   272,030
             4,317  Humana Inc.(1)                                       273,007
             3,689  WellCare Health Plans Inc.(1)                        297,297
                                                                 ---------------
                                                                       1,130,702
                                                                 ---------------
HEALTH CARE TECHNOLOGY - 0.9%
             5,200  WebMD Health Corp. Cl A(1)                           270,400
                                                                 ---------------
HOTELS, RESTAURANTS & LEISURE - 1.9%
             5,727  McDonald's Corporation                               276,500
            18,513  MTR Gaming Group, Inc.(1)                            296,022
                                                                 ---------------
                                                                         572,522
                                                                 ---------------
HOUSEHOLD DURABLES - 1.8%
             4,936  Garmin Ltd.                                          287,225
            33,540  Syntax-Brillian Corp.(1)                             239,476
                                                                 ---------------
                                                                         526,701
                                                                 ---------------
INDUSTRIAL CONGLOMERATES - 1.9%
             5,105  McDermott International, Inc.(1)                     273,934
             2,397  Siemens AG ADR                                       289,965
                                                                 ---------------
                                                                         563,899
                                                                 ---------------
INSURANCE - 4.8%
             6,895  Delphi Financial Group, Inc. Cl A                    294,417
             1,222  Fairfax Financial Holdings Ltd.                      281,695
             4,190  Lincoln National Corp.                               298,119
             5,947  Loews Corp.                                          281,412
            12,536  ProCentury Corp.                                     283,815
                                                                 ---------------
                                                                       1,439,458
                                                                 ---------------
INTERNET & CATALOG RETAIL - 2.0%
            12,024  Expedia Inc.(1)                                      284,007
             5,494  Priceline.com Inc.(1)                                305,686
                                                                 ---------------
                                                                         589,693
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 1.9%
            20,704  GigaMedia Ltd.(1)                                    291,512
            12,995  Vocus Inc.(1)                                        292,258
                                                                 ---------------
                                                                         583,770
                                                                 ---------------
IT SERVICES - 0.9%
             8,923  Total System Services Inc.                           277,148
                                                                 ---------------
LIFE SCIENCES TOOLS & SERVICES - 1.0%
             5,594  Thermo Fisher Scientific Inc.(1)                     291,224
                                                                 ---------------
MACHINERY - 5.3%
             2,471  Deere & Co.                                          270,328
             5,133  IDEX Corp.                                           269,329
             5,009  Metso Corp. ADR                                      276,797
             2,066  Middleby Corp. (The)(1)                              283,621
             3,180  Paccar Inc.                                          267,056
            20,310  Portec Rail Products, Inc.                           242,501
                                                                 ---------------
                                                                       1,609,632
                                                                 ---------------
MARINE - 1.2%
             9,914  DryShips Inc.                                        350,757
                                                                 ---------------
MEDIA - 1.5%
             3,310  EchoStar Communications Corp.
                    Cl A(1)                                              154,014
            24,727  Nexstar Broadcasting Group, Inc.
                    Cl A(1)                                              295,488
                                                                 ---------------
                                                                         449,502
                                                                 ---------------
METALS & MINING - 5.8%
             2,695  Allegheny Technologies Inc.                          295,318
             5,056  Arcelor Mittal New York Shares                       270,092
             7,504  Cia Vale do Rio Doce ADR                             304,737
             4,447  Cleveland-Cliffs Inc.                                308,132
             3,806  Southern Copper Corp.                                305,622
             6,156  Universal Stainless & Alloy
                    Products, Inc.(1)                                    274,188
                                                                 ---------------
                                                                       1,758,089
                                                                 ---------------
MULTILINE RETAIL - 1.9%
             7,259  Dollar Tree Stores Inc.(1)                           285,424
             1,445  Sears Holdings Corp.(1)                              275,865
                                                                 ---------------
                                                                         561,289
                                                                 ---------------
MULTI-UTILITIES - 1.0%
             5,850  DTE Energy Company                                   295,952
                                                                 ---------------

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS - 2.0%
             8,342  Frontier Oil Corp.                                   294,722
            12,961  Mariner Energy Inc.(1)                               292,271
                                                                 ---------------
                                                                         586,993
                                                                 ---------------
PERSONAL PRODUCTS - 1.9%
             4,776  Chattem, Inc.(1)                                     272,901
             5,566  Estee Lauder Companies, Inc.
                    (The) Cl A                                           286,203
                                                                 ---------------
                                                                         559,104
                                                                 ---------------
PHARMACEUTICALS - 3.8%
            13,621  King Pharmaceuticals, Inc.(1)                        278,549
            12,443  Mylan Laboratories Inc.                              272,875
             2,944  Novo-Nordisk AS ADR                                  289,719
           156,961  Nutrition 21 Inc.(1)                                 312,353
                                                                 ---------------
                                                                       1,153,496
                                                                 ---------------
REAL ESTATE INVESTMENT TRUSTS - 0.9%
             1,892  SL Green Realty Corp.                                266,583
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT - 4.7%
            14,370  Applied Materials, Inc.                              276,191
             5,138  KLA-Tencor Corp.                                     285,416
             5,442  MEMC Electronic Materials Inc.(1)                    298,657
            12,761  Microsemi Corporation(1)                             294,907
            17,369  Ultra Clean Holdings(1)                              254,282
                                                                 ---------------
                                                                       1,409,453
                                                                 ---------------
SOFTWARE - 2.7%
             6,327  Adobe Systems Inc.(1)                                262,950
             5,179  Ansys, Inc.(1)                                       265,165
            11,578  Shanda Interactive
                    Entertainment Ltd. ADR(1)                            289,913
                                                                 ---------------
                                                                         818,028
                                                                 ---------------
SPECIALTY RETAIL - 1.8%
             9,366  American Eagle Outfitters, Inc.                      276,016
            10,354  Urban Outfitters Inc.(1)                             266,719
                                                                 ---------------
                                                                         542,735
                                                                 ---------------
TEXTILES, APPAREL & LUXURY GOODS - 0.9%
             3,650  Deckers Outdoor Corp.(1)                             276,415
                                                                 ---------------
WIRELESS TELECOMMUNICATION
SERVICES - 3.0%
             5,298  America Movil, SAB de CV ADR                         278,304
             4,060  Millicom International
                    Cellular SA(1)                                       329,875

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
SHARES/PRINCIPAL AMOUNT                                                VALUE
--------------------------------------------------------------------------------
             5,286  Mobile TeleSystems ADR                               291,259
                                                                 ---------------
                                                                         899,438
                                                                 ---------------
TOTAL COMMON STOCKS                                                   28,794,978
(Cost $27,922,116)                                               ---------------

TEMPORARY CASH INVESTMENTS - 62.1%(2)
       $18,600,000  FHLB Discount Notes,
                    5.06%, 5/1/07(3)                                  18,600,000
(Cost $18,597,386)
                                                                 ---------------

TOTAL INVESTMENT SECURITIES - 158.1%                                  47,394,978
(Cost $46,519,502)                                               ---------------

OTHER ASSETS AND LIABILITIES - (58.1)%                              (17,423,265)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $  29,971,713
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
FHLB = Federal Home Loan Bank
(1) Non-income producing.
(2) Category includes amounts related to common stock securities purchased but not settled as of April 30, 2007.
(3) The rate indicated is the yield to maturity at purchase.

LEGACY MULTI CAP - SCHEDULE OF INVESTMENTS
APRIL 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of April 30, 2007, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 46,519,502
                                                                 ===============
Gross tax appreciation of investments                              $  1,126,437
Gross tax depreciation of investments                                  (250,961)
                                                                 ---------------
Net tax appreciation (depreciation) of investments                 $    875,476
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY GROWTH FUNDS, INC.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President

Date:    June 25, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         /s/ Jonathan S. Thomas
By:      ----------------------------------------
         Name:  Jonathan S. Thomas
         Title: President
                (principal executive officer)

Date:    June 25, 2007

         /s/ Robert J. Leach
By:      ----------------------------------------
         Name:  Robert J. Leach
         Title: Vice President, Treasurer, and
                Chief Financial Officer
                (principal financial officer)

Date:    June 25, 2007